Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Accounts Receivable and Lease Receivable Less Expected Credit Loss
The following table presents the trade receivable, accrued contract revenue, and lease receivable less the expected credit loss (in USD thousands):

	As of December 31,
	2024	2023
Trade receivable	$7,088	$10,259
Accrued contract revenue	742	4,451
Lease receivable	—	28
Allowance for expected credit losses	(394)	(1,181)
Net accounts receivable	$7,436	$13,557

Summary of Movement in Allowance for Expected Credit Losses in Accounts Receivable	The following table provides a rollforward of the allowance for expected credit losses for the year ended December 31, 2024 and 2023, that is deducted from the amortized cost basis of accounts receivable to present the net amount expected to be collected (in USD thousands):

	2024	2023
As of January 1	$1,181	$1,095
Increase	114	1,311
Reversals	(637)	(1,097)
Write-off	(213)	(226)
Currency translation adjustments	(51)	98
As of December 31	$394	$1,181